Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
890 5TH AVENUE PARTNERS, INC.
Summary of reconciliation of Class A common stock reflected on the balance sheet

Gross proceeds received from Initial Public Offering	$287,500,000
Less:
Fair value of Public Warrants at issuance	(11,116,667)
Offering costs allocated to Class A common stock	(5,989,181)
Plus:
Accretion on Class A common stock to redemption value	17,105,848
Class A common stock subject to possible redemption	$287,500,000